ACQUISITION OF SWELL COMPANIES - Schedule of purchase price and the allocation of the purchase price - Swell Companies (Details) (Details) - USD ($)	Jan. 31, 2021	Jan. 04, 2021	Jan. 31, 2020	May 25, 2019	May 24, 2019	Jan. 31, 2019
Disclosure of detailed information about business combination [line items]
Right-of-use assets	$ 9,765,588		$ 4,660,688
Lease liability	(10,129,072)
Convertible promissory note			1,136,065
Consideration payable	0		$ 846,256			$ 1,375,268
Swell Companies Limited ("Swell")
Disclosure of detailed information about business combination [line items]
Cash					$ 173,422
Receivables					160,801
Inventory					2,069,349
Other assets					13,565
Property and equipment					1,152,519
Right-of-use assets					611,890
Lease liability					(611,890)
Brand					709,496
Customer relationships					592,852
Licenses					915,000
Goodwill					13,676,649
Accounts payable and accrued liabilities					(650,970)
Total assets and liabilities acquired					18,812,683
Cash deposits and notes receivable					5,050,000
Convertible promissory note					1,000,000
Liabilities assumed					1,070,907
Common shares issued					1,130,363
Stock warrants issued					786,284
Consideration payable	$ 7,350,000			$ 846,256	9,775,129
Total consideration		$ 850,000			$ 18,812,683